STOCKHOLDERS' EQUITY (Details - Option Activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	(26,063)
Options outstanding	426,042
Vested options	426,042
Weighted average exercise price | $ / shares	$ 5.46
Weighted average remaining life	1 year 5 months 23 days
Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	(26,063)
Options outstanding	215,667
Vested options	215,667
Weighted average exercise price | $ / shares	$ 7.68
Weighted average remaining life	11 months 19 days
Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	0
Options outstanding	1,875
Vested options	1,875
Weighted average exercise price | $ / shares	$ 24.96
Weighted average remaining life	6 months 29 days
Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options forfeited	0
Options outstanding	208,500
Vested options	208,500
Weighted average exercise price | $ / shares	$ 2.98
Weighted average remaining life	3 years 9 months 29 days